As filed with the Securities and Exchange Commission on June 23, 1997

                                            Registration No. 33-44909
                                                    File No. 811-6520

                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C.  20549

                             FORM N-1A
                                                                  ___
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	  /X/

                                                                  ___
                    Pre-Effective Amendment No.                  /  /

                                                                  ___
                  Post-Effective Amendment No. 10                / X/
                                                                  ___
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X/
                            ACT OF 1940
                                                                  ___
                          Amendment No. 12                       / X/
                 (Check appropriate box or boxes)

                        SMITH BREEDEN TRUST
         (Exact name of registrant as specified in charter)

                    100 Europa Drive, Suite 200
                     Chapel Hill, North Carolina 27514
              (Address of principal executive offices)

                              (919) 967-7221
           (Registrant's Telephone Number, including Area Code)
                          _______________

                         MICHAEL J. GIARLA
                    100 Europa Drive, Suite 200
                     Chapel Hill, North Carolina 27514

              (Name and address of agent for service)
                         _________________

                              Copy to:
                        MARIANTHE S. MEWKILL
                      Smith Breeden Associates, Inc.
                    100 Europa Drive, Suite 200
                     Chapel Hill, North Carolina 27514

                           ______________

It is proposed that this filing will become effective (check appropriate box):


        immediately upon filing pursuant to paragraph (b)


   / X/ on July 23, 1997 pursuant to paragraph (b)


         60 days after filing pursuant to paragraph (a)


         on (date) pursuant to paragraph (a)(1)


         75 days after filing pursuant to paragraph (a)(2)


         on (date) pursuant to paragraph (a)(2) of Rule 485
    If appropriate, check the following box:


/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    The Registrant has previously registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. A Rule 24f-2 notice in respect of the Registrant was filed on May 29, 1997.

                       ----------------------------

    The Registrant's Post-Effective Amendment No. 9 to its
Registration Statement on Form N-1A filed with the Commission on April 25, 1997, is incorporated by reference herein.
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill, the State of North Carolina, on the 23rd day of June, 1997.

                                   SMITH BREEDEN TRUST


                                   By
                                        Michael J. Giarla
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE           TITLE                    DATE


Michael J. Giarla   President, Trustee       June 23, 1997


Douglas T. Breeden* Trustee                  June 23, 1997


Stephen M. Schaefer*Trustee                  June 23, 1997


Myron S. Scholes*   Trustee                  June 23, 1997


William F. Sharpe*  Trustee                  June 23, 1997


Marianthe S. Mewkill Principal Financial     June 23, 1997
                    and Accounting Officer

*By:
    Marianthe S. Mewkill

*Attorney-in-Fact pursuant to power-of-attorney filed previously.